OTHER INTANGIBLE ASSETS (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure of detailed information about intangible assets [line items]
Opening cost	kr 36,171	kr 409,900
Closing carrying amount	45,957	36,171	kr 409,900
Patents
Disclosure of detailed information about intangible assets [line items]
Opening cost	11,171
Closing carrying amount	20,958	11,171
Research projects
Disclosure of detailed information about intangible assets [line items]
Opening cost	25,000
Closing carrying amount	25,000	25,000
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening cost	49,038	23,615	393,173
Purchases for the year	11,881	25,423
Disposals	(894)	0
Closing carrying amount	60,025	49,038	23,615
Gross carrying amount | Patents
Disclosure of detailed information about intangible assets [line items]
Opening cost	24,038	23,615
Purchases for the year	11,881	423
Disposals	(894)	0
Closing carrying amount	35,025	24,038	23,615
Gross carrying amount | Research projects
Disclosure of detailed information about intangible assets [line items]
Opening cost	25,000	0
Purchases for the year	0	25,000
Disposals	0	0
Closing carrying amount	25,000	25,000	0
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Opening cost	(12,867)	(11,679)
Amortization for the year	(1,538)	(1,188)
Disposals	338	0
Closing carrying amount	(14,067)	(12,867)	(11,679)
Accumulated depreciation and amortisation | Patents
Disclosure of detailed information about intangible assets [line items]
Opening cost	(12,867)	(11,679)
Amortization for the year	(1,538)	(1,188)
Disposals	338	0
Closing carrying amount	(14,067)	(12,867)	(11,679)
Accumulated depreciation and amortisation | Research projects
Disclosure of detailed information about intangible assets [line items]
Opening cost	0	0
Amortization for the year	0	0
Disposals	0	0
Closing carrying amount	kr 0	kr 0	kr 0